INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
INCOME TAXES
INCOME TAXES

NOTE 13—INCOME TAXES

The Company is subject to U.S. federal and state income taxes as a corporation. SES Holdings and its subsidiaries, with the exception of certain corporate subsidiaries, are treated as flow‑through entities for U.S. federal income tax purposes, and as such, are generally not subject to U.S. federal income tax at the entity level. Rather, the tax liability with respect to their taxable income is passed through to their members or partners. Accordingly, prior to our reorganization in connection with the 144A Offering, the Predecessor only recorded a provision for Texas franchise tax and U.S. federal and state provisions for certain corporate subsidiaries as the Predecessor’s taxable income or loss was includable in the income tax returns of the individual partners and members.  However, for periods following our reorganization in connection with the 144A Offering, Select Energy Services recognizes a tax liability on its allocable share of SES Holdings’ taxable income.

The Company’s effective tax rates for the three months ended September 30, 2017 and 2016 were (12.8)% and 0.1%, respectively.  The Company’s effective tax rates for the nine months ended September 30, 2017 and 2016 were (1.6)% and 0.1%, respectively. The effective tax rates for the three and nine months ended September 30, 2017 differ from the statutory rate of 35% due to net income allocated to noncontrolling interests, state income taxes, other permanent differences between book and tax accounting, and valuation allowances.

The Company recorded income tax expense (benefit) of $(0.3) million and less than $0.1 million for the three months ended September 30, 2017 and 2016, respectively. The Company recorded income tax expense (benefit) of $(0.3) million and $0.4 million for the nine months ended September 30, 2017 and 2016, respectively.

The tax benefits of deferred tax assets are recorded as an asset to the extent that management assesses the utilization of such assets to be more likely than not. When the future utilization of some portion of deferred tax assets is determined not to be more likely than not, a valuation allowance is provided to reduce the recorded tax benefits from such assets. As of September 30, 2017, management’s assessment as to the realizability of certain deferred tax assets has resulted in the recording of a valuation allowance to reduce deferred tax assets to the amounts that are considered more likely than not to be realized. Management believes there will be sufficient future taxable income based on the reversal of temporary differences to enable utilization or sustainability of those deferred tax assets that do not have a valuation allowance recorded against them.

Separate federal and state income tax returns are filed for Select Energy Services, SES Holdings, and certain consolidated affiliates. The tax years 2013 through 2016 remain open to examination by the major taxing jurisdictions to which the Company is subject to income tax. Select Energy Services and SES Holdings are not currently under any income tax audits.

Accounting for uncertainty in income taxes prescribes a recognition threshold and measurement methodology for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. As of September 30, 2017 and December 31, 2016, there was no material liability or expense for the periods then ended recorded for payments of interest and penalties associated with uncertain tax positions or material unrecognized tax positions and the Company’s unrecognized tax benefits were not material.

NOTE 13—INCOME TAXES

Following the 144A Offering, the Company is subject to U.S. federal and state income taxes as a corporation. Prior to the 144A Offering, the Predecessor only recorded a provision for Texas franchise tax and federal and state provisions for certain corporate subsidiaries as the Predecessor’s taxable income or loss was includable in the income tax returns of the individual partners and members. Specifically, SES Holdings and its subsidiaries, with the exception of certain corporate subsidiaries, are treated as flow-through entities for U.S. federal income tax purposes, and as such, are generally not subject to U.S. federal income tax at the entity level. Rather, the tax liability with respect to its taxable income is passed through to its members or partners. Accordingly, the Select Energy Services will recognize a tax liability on its share of SES Holdings’ pre-tax book income, exclusive of the noncontrolling interest for periods following the 144A Offering. The components of the federal and state income tax expense (benefit) are summarized as follows:

	Year Ended
	December 31,
	2016	2015
	(in thousands)
Current tax expense
Federal	$—	$341
State	275	836
Total current expense	275	1,177
Deferred tax expense (benefit)
Federal	(841)	(785)
State	42	(68)
Total deferred benefit	(799)	(853)
Total income tax provision (benefit)	$(524)	$324
Tax expense (benefit) attributable to controlling interests	$(179)	$324
Tax benefit attributable to noncontrolling interests	(345)	—
Total income tax expense (benefit)	$(524)	$324

A reconciliation of the Company’s provision for income taxes as reported and the amount computed by multiplying income before taxes, less noncontrolling interest, by the U.S. federal statutory rate of 35%:

Year Ended
December 31, 2016
(in thousands)
Provision calculated at federal statutory income tax rate:
Net income before taxes	$(313,948)
Statutory rate	35%
Income tax benefit computed at statutory rate	(109,882)
Less: Noncontrolling interests	109,230
Income tax benefit attributable to controlling interests	(652)
State and local income taxes, net of federal benefit	87
Change in valuation allowance	386
Tax benefit attributable to controlling interests	(179)
Tax benefit attributable to noncontrolling interests	(345)
Total income tax benefit	$(524)

For the year ended December 31, 2015, the calculation is not applicable as the Company was not subject to federal income taxes prior to the 144A Offering, with the exception of certain corporate subsidiaries.

Deferred taxes result from the temporary differences between financial reporting carrying amounts and the tax basis of existing assets and liabilities. As of December 31, 2016 and 2015, the Company had net deferred tax liabilities of $0.6 million and $1.4 million, respectively, which are recorded in other long‑term liabilities on the consolidated balance sheets. The principal components of the deferred tax assets (liabilities) are summarized as follows:

	Year Ended
	December 31,
	2016	2015
	(in thousands)
Deferred tax assets
Section 754 election tax basis adjustment	$3,601	$—
Net operating loss	3,999	—
Credits and other carryforwards	142	—
Investment in consolidated subsidiary SES Holdings, LLC	297	—
Property and equipment	220	—
Total deferred tax assets	8,259	—
Deferred tax liabilities
Property and equipment	—	68
Intangible assets	811	1,343
Noncurrent state deferred tax liability	113	—
Total deferred tax liabilities	924	1,411
Net deferred tax assets (liabilities)	7,335	(1,411)
Valuation allowance	(7,932)	—
Net deferred tax assets (liabilities)	$(597)	$(1,411)

On the date of the 144A Offering, the Company recorded a net deferred tax asset of $9.7 million related to the step up in tax basis resulting from the purchase by the Company of common units of SES Holdings. This deferred tax asset has a full valuation allowance. As a result, the Company has not recorded a liability for the effect of any associated Tax Receivable Agreement liabilities as the liability is based on the actual cash tax savings, which are not considered probable as of December 31, 2016. See Note 12—Related Party Transactions for further discussion of the Tax Receivable Agreements.

The Company has a federal net operating loss carryforward of $10.9 million and a state net operating loss carryforward of $3.4 million, which begin to expire in 2031. The tax benefits of the net operating losses are recorded as an asset to the extent that management assesses the utilization of such carryforwards to be more likely than not. When the future utilization of some portion of the carryforwards or other deferred tax assets is determined not to be more likely than not, a valuation allowance is provided to reduce the recorded tax benefits from such assets.As of December 31, 2016, the Company has a valuation allowance of $7.9 million as a result of management’s assessment as to the realizability of certain deferred tax assets. Management believes there will be sufficient future taxable income based on the reversal of temporary differences to enable utilization of those deferred tax assets that do not have a valuation allowance recorded against them.

Separate federal and state income tax returns are filed for Select Energy Services, SES Holdings, and certain consolidated affiliates. The tax years 2012 through 2015 remain open to examination by the major taxing jurisdictions to which the Company is subject to income tax. Select Energy Services and SES Holdings are not currently under any income tax audits.

Accounting for uncertainty in income taxes prescribes a recognition threshold and measurement methodology for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. As of December 31, 2016 and 2015 there was no material liability or expense for the periods then ended recorded for payments of interest and penalties associated with uncertain tax positions or material unrecognized tax positions and the Company’s unrecognized tax benefits were not material.